Income Taxes (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Corporate tax rate	21.00%	35.00%
Reduction in deferred tax asset balance		$ 1,831,610
Federal operating loss carry forwards	$ 18,242,333
California net operating loss carry forwards	$ 18,236,157